5. Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	$ 407,674	$ 404,404
Allowance for loan losses	5,477	6,825
Net deferred fees	677	618
Total allowances and net deferred fees	6,154	7,443
Loans, net	401,520	396,961
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	10,095	6,530
60 to 89 Days Past Due	4,112	4,603
Greater Than 90 Days	8,234	7,476
Total Past Due	22,441	18,609
Current	385,233	385,795
Total Financing Receivables	407,674	404,404
Recorded Investment > 90 Days and Accruing	22	2
Non-accrual loans	11,644	10,984
Overdrafts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	285	304
Analysis of past due loans [Abstract]
Total Financing Receivables	285	304
Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	352,219	348,677
Analysis of past due loans [Abstract]
Total Financing Receivables	352,219	348,677
Real Estate Secured [Member] | Residential 1-4 family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	186,829	175,860
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	4,521	3,219
60 to 89 Days Past Due	3,001	1,805
Greater Than 90 Days	2,884	2,699
Total Past Due	10,406	7,723
Current	176,423	168,137
Total Financing Receivables	186,829	175,860
Recorded Investment > 90 Days and Accruing
Non-accrual loans	3,401	2,890
Real Estate Secured [Member] | Multi Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	21,131	20,592
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	1,252
60 to 89 Days Past Due		97
Greater Than 90 Days
Total Past Due	1,252	97
Current	19,879	20,495
Total Financing Receivables	21,131	20,592
Recorded Investment > 90 Days and Accruing
Non-accrual loans
Real Estate Secured [Member] | Construction and Land Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	18,518	18,509
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	417	303
60 to 89 Days Past Due	31	117
Greater Than 90 Days	168	1,615
Total Past Due	616	2,035
Current	17,902	16,474
Total Financing Receivables	18,518	18,509
Recorded Investment > 90 Days and Accruing
Non-accrual loans	168	1,694
Real Estate Secured [Member] | Commercial, Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	70,748	71,459
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	2,193	665
60 to 89 Days Past Due	790	26
Greater Than 90 Days	2,344	1,610
Total Past Due	5,327	2,301
Current	65,421	69,158
Total Financing Receivables	70,748	71,459
Recorded Investment > 90 Days and Accruing
Non-accrual loans	5,259	3,005
Real Estate Secured [Member] | Commercial, Non owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	32,173	37,117
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	225	234
60 to 89 Days Past Due	85	2,257
Greater Than 90 Days	1,547	637
Total Past Due	1,857	3,128
Current	30,316	33,989
Total Financing Receivables	32,173	37,117
Recorded Investment > 90 Days and Accruing
Non-accrual loans	1,547	2,429
Real Estate Secured [Member] | Second Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	8,075	7,934
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	107	341
60 to 89 Days Past Due	51	3
Greater Than 90 Days	134	56
Total Past Due	292	400
Current	7,783	7,534
Total Financing Receivables	8,075	7,934
Recorded Investment > 90 Days and Accruing
Non-accrual loans	134	92
Real Estate Secured [Member] | Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	6,499	7,884
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	45
60 to 89 Days Past Due
Greater Than 90 Days		318
Total Past Due	45	318
Current	6,454	7,566
Total Financing Receivables	6,499	7,884
Recorded Investment > 90 Days and Accruing
Non-accrual loans		318
Real Estate Secured [Member] | Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	8,246	9,322
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	208	38
60 to 89 Days Past Due
Greater Than 90 Days	477	129
Total Past Due	685	167
Current	7,561	9,155
Total Financing Receivables	8,246	9,322
Recorded Investment > 90 Days and Accruing
Non-accrual loans	477	146
Secured (Other) and Unsecured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	55,170	55,423
Analysis of past due loans [Abstract]
Total Financing Receivables	55,170	55,423
Secured (Other) and Unsecured [Member] | Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	21,186	20,776
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	404	357
60 to 89 Days Past Due	105	177
Greater Than 90 Days	233	146
Total Past Due	742	680
Current	20,444	20,096
Total Financing Receivables	21,186	20,776
Recorded Investment > 90 Days and Accruing	22	2
Non-accrual loans	211	144
Secured (Other) and Unsecured [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	31,586	31,575
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	720	1,344
60 to 89 Days Past Due	49	121
Greater Than 90 Days	477	266
Total Past Due	1,216	1,731
Current	30,370	29,844
Total Financing Receivables	31,586	31,575
Recorded Investment > 90 Days and Accruing
Non-accrual loans	447	266
Secured (Other) and Unsecured [Member] | Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	2,683	3,376
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	3	29
60 to 89 Days Past Due
Greater Than 90 Days
Total Past Due	3	29
Current	2,680	3,347
Total Financing Receivables	2,683	3,376
Recorded Investment > 90 Days and Accruing
Non-accrual loans